Leases	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Leases

2.15 Leases

Accounting policy

Leases under which the group assumes substantially all the risks and rewards of ownership are classified as finance leases. When acquired, such assets are capitalized at fair value or present value of the minimum lease payments at the inception of the lease, whichever is lower. Lease payments under operating leases are recognized as an expense on a straight line basis in the statement of comprehensive income over the lease term.

The Group has various operating leases, mainly for office buildings, that are renewable on a periodic basis. Rental expense for operating leases was $83 million, $82 million and $73 million for fiscal 2019, 2018 and 2017, respectively.

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Within one year of the balance sheet date	90	70
Due in a period between one year and five years	259	213
Due after five years	128	134

A majority of the group’s operating lease arrangements extend up to a maximum of ten years from their respective dates of inception, and relate to rented premises. Some of these lease agreements contain a price escalation clause.